Related party transactions (Details) $ in Thousands		12 Months Ended
	Jun. 05, 2015 USD ($) item	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Due from related parties, current:
Receivable from related parties		$ 981	$ 1,991
Loans due from employees		103	189
Total due from related parties, current		1,084	2,180
Due to related parties, current:
Payable to related parties		460	518
Total due to related parties, current		460	518
Turnovers of related parties
Sales of services		631	5,592	$ 3,618
Purchase of goods		347	708	947
Purchase of services		$ 380	$ 267	$ 1,620
Area 52 Property AG | Chief Financial Officer
Due to related parties, current:
Square meters of office space on 21st floor | item	388
Base rent per annum	$ 300
Per annum rent increase percentage	2.00%